UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22393

Blackstone / GSO Senior Floating Rate Term Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

Portfolio of Investments

March 31, 2014 (Unaudited)

	Principal Amount	Market Value
FLOATING RATE LOAN INTERESTS(a) - 139.63%
Aerospace and Defense - 3.70%
Cadence Aerospace LLC, Senior Secured First Lien Term Loan, 6.500%, 05/09/2018	$444,349	$445,740
DAE Aviation Holdings, Inc., Senior Secured First Lien Tranche B-1 Term Loan, 5.000%, 11/02/2018	1,072,147	1,090,245
DAE Aviation Holdings, Inc., Senior Secured First Lien Tranche B-2 Term Loan, 5.000%, 11/02/2018	486,040	494,244
Landmark Aviation (LM U.S. Member LLC), Senior Secured First Lien Canadian Term Loan, 4.750%, 10/25/2019	156,026	156,936
Landmark Aviation (LM U.S. Member LLC), Senior Secured First Lien Initial Term Loan, 4.750%, 10/25/2019	2,312,742	2,326,225
Landmark Aviation (LM U.S. Member LLC), Senior Secured Second Lien Initial Term Loan, 9.500%, 10/26/2020	1,021,739	1,039,620
Paradigm Precision Group, Senior Secured First Lien Term Loan, 5.500%, 12/02/2020	1,870,313	1,893,691
Sequa Corp., Senior Secured First Lien Term Loan, 5.250%, 06/19/2017	3,420,226	3,359,654

		10,806,355

Automotive - 2.48%
Affinia Group, Inc., Senior Secured Tranche B-2 First Lien Term Loan, 4.750%, 04/27/2020	2,370,972	2,377,884
Mitchell International, Inc., Senior Secured First Lien Initial Term Loan, 4.500%, 10/12/2020	3,990,000	4,007,955
TI Group Automotive Systems LLC, Senior Secured First Lien Additional Term Loan, 5.500%, 03/28/2019	856,731	861,014

		7,246,853

Banking, Finance and Real Estate - 5.29%
Alliant Holdings I, Inc., Senior Secured First Lien Term Loan, 4.250%, 12/20/2019	2,875,006	2,895,361
AmWins Group LLC, Senior Secured First Lien Term B Loan, 5.000%, 09/06/2019	2,687,434	2,710,116
AssuredPartners Capital, Inc., Senior Secured First Lien Term Loan, L+3.50%, 03/31/2021(b)	1,573,770	1,575,738
Asurion LLC, Senior Secured Second Lien Term Loan, 8.500%, 02/19/2021	425,532	440,691
Asurion LLC, Senior Secured Tranche B-1 First Lien Incremental Term Loan, 5.000%, 05/24/2019	2,188,634	2,197,126
Cunningham Lindsey Corp., Senior Secured First Lien Term Loan, 5.000%, 12/10/2019	2,962,500	2,971,136
HUB International Ltd., Senior Secured First Lien Initial Term Loan, 4.750%, 10/02/2020	1,404,706	1,408,955
Opal Acquisition, Inc. (aka One Call Medical, Inc.), Senior Secured First Lien Term B Loan, 5.000%, 11/27/2020	1,231,481	1,237,639

		15,436,762

Beverage, Food and Tobacco - 5.42%
Brasa Holdings, Inc., Senior Secured First Lien Term B Loan, 5.750%, 07/19/2019	2,134,167	2,146,619
CEC Entertainment, Inc., Senior Secured First Lien Term B Loan, 4.250%, 02/15/2021	2,739,130	2,724,860
Dole Food Co., Inc., Senior Secured First Lien Tranche B Term Loan, 4.500%, 11/01/2018	1,754,764	1,765,258
Supervalu, Inc., Senior Secured First Lien Term Loan, 4.500%, 03/21/2019	2,922,308	2,930,622
U.S. Foods, Inc., Senior Secured First Lien Term Loan, 4.500%, 03/31/2019	6,202,066	6,240,053

		15,807,412

Capital Equipment - 3.26%
BakerCorp International, Inc., Senior Secured First Lien Replacement Term Loan, 4.250%, 02/07/2020	2,472,559	2,466,378
Sensus U.S.A., Inc. (fka Sensus Metering Systems), Senior Secured First Lien Term Loan, 4.750%, 05/09/2017	887,092	889,869
Sensus U.S.A., Inc. (fka Sensus Metering Systems), Senior Secured Second Lien Term Loan, 8.500%, 05/09/2018	4,714,286	4,747,663
SunSource Holdings, Senior Secured First Lien Term Loan, 4.750%, 02/12/2021	1,395,349	1,411,046

		9,514,956

Chemicals, Plastics and Rubber - 4.34%
American Pacific Corp., Senior Secured First Lien Initial Term Loan, L+6.00%, 02/27/2019(b)	1,000,000	1,015,000

	Principal Amount	Market Value

Chemicals, Plastics and Rubber (continued)
Nexeo Solutions LLC (aka Ashland Distribution), Senior Secured First Lien Initial Term Loan, 5.000%, 09/08/2017	$3,233,333	$3,243,438
Pinnacle Operating Corp., Senior Secured First Lien Term B Loan, 4.750%, 11/15/2018	3,051,101	3,062,542
PQ Corp., Senior Secured First Lien Term Loan, 4.500%, 08/07/2017	1,975,000	1,982,100
U.S. Coatings Acquisition, Inc., Senior Secured First Lien Term Loan, 4.000%, 02/03/2020	2,498,601	2,503,986
WTG Holdings III Corp., Senior Secured First Lien Term Loan, 4.750%, 01/15/2019	848,936	853,448

		12,660,514

Construction and Building - 3.43%
PlyGem Industries, Inc., Senior Secured First Lien Term Loan, 4.000%, 02/01/2021	806,452	808,807
Quikrete Holdings, Inc., Senior Secured First Lien Inital Term Loan, 4.000%, 09/28/2020	3,163,031	3,173,896
Rexnord LLC, Senior Secured First Lien Term B Loan, 4.000%, 08/21/2020	2,985,000	2,991,821
Road Infrastructure Investment LLC, Senior Secured First Lien Term Loan, L+3.25%, 03/19/2021(b)	870,968	871,516
SRS Distribution, Inc., Senior Secured First Lien Term Loan, 4.750%, 09/02/2019	2,141,711	2,148,403

		9,994,443

Consumer Goods Durable - 4.19%
AOT Bedding Super Holdings LLC (aka National Bedding/Serta), Senior Secured First Lien Term B Loan, 4.250%, 10/01/2019	2,624,479	2,638,336
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 4.500%, 01/31/2020	1,057,282	1,050,145
Capital Safety North America Holdings, Inc., Senior Secured First Lien Initial Term Loan, L+3.00%, 03/26/2021(b)	5,436,578	5,436,578
Fender Musical Instruments Corp., Senior Secured First Lien Initial Term Loan, 5.750%, 04/03/2019	425,000	428,188
MModal, Inc., Senior Secured First Lien Term B Loan, 7.750%, 08/15/2019	3,339,879	2,654,286

		12,207,533

Consumer Goods Non Durable - 3.75%
Acosta Sales and Marketing Co., Senior Secured First Lien Term B Loan, L+3.25%, 03/01/2018(b)	1,090,909	1,097,045
Armored AutoGroup, Inc. (fka Viking Acquisition, Inc. (aka Global Autocare)), Senior Secured First Lien Term B Loan, 6.000%, 11/05/2016	1,671,504	1,685,353
Inmar, Inc., Senior Secured First Lien Initial Term Loan, 4.250%, 01/27/2021	4,454,545	4,429,489
Revlon Consumer Products Corp., Senior Secured First Lien Acquisition Term Loan, 4.000%, 10/08/2019	997,500	1,000,408
Totes Isotoner Corp., Senior Secured First Lien Delayed Draw Term Loan, 7.250%, 07/07/2017	250,664	252,126
Totes Isotoner Corp., Senior Secured First Lien Initial Term Loan, 7.250%, 07/07/2017	2,452,756	2,467,067

		10,931,488

Containers, Packaging and Glass - 4.54%
Berlin Packaging LLC, Senior Secured First Lien Term Loan, 4.750%, 04/02/2019	1,765,323	1,780,036
Exopack LLC, Senior Secured First Lien Term Loan, 5.250%, 05/08/2019	748,125	758,176
Multi Packaging Solutions, Inc., Senior Secured First Lien Rollover Dollar Term Loan, L+3.25%, 09/30/2020(b)	2,564,286	2,577,107
Polarpak, Inc., Senior Secured First Lien Canadian Borrower Term Loan, L+3.25%, 06/08/2020(b)	2,384,975	2,393,918
Ranpak Corp., Senior Secured First Lien Term Loan, 4.500%, 04/23/2019	466,308	470,388
Ranpak Corp., Senior Secured Second Lien Term Loan, 8.500%, 04/23/2020	2,000,000	2,047,500
Reynolds Group Holdings, Inc., Senior Secured First Lien Term Loan, 4.000%, 12/01/2018	1,511,388	1,518,144
WNA Holdings, Inc., Senior Secured First LienTerm Loan, L+3.25%, 06/08/2020(b)	1,694,183	1,700,537

		13,245,806

Energy Electricity - 1.76%
La Frontera Generation LLC, Senior Secured First Lien Term Loan, L+3.50%, 09/30/2020(b)	3,080,391	3,088,569
Star West Generation LLC, Senior Secured First Lien Term B Advance Loan, 4.250%, 03/13/2020	2,032,011	2,035,821

		5,124,390

Energy, Oil and Gas - 7.52%
BBTS Borrower LP, Senior Secured First Lien Term Loan, 7.750%, 06/04/2019	3,248,604	3,286,174

	Principal Amount	Market Value

Energy, Oil and Gas (continued)
CITGO Petroleum Corp., Senior Secured First Lien Term B Loan, 8.000%, 06/24/2015	$358,517	$361,802
CITGO Petroleum Corp., Senior Secured First Lien Term C Loan, 9.000%, 06/26/2017	1,259,494	1,279,432
Crestwood Holdings LLC, Senior Secured First Lien Term Loan, 7.000%, 06/19/2019	2,643,441	2,694,670
Sheridan Production Partners LP, Senior Secured Tranche B-2 First Lien Term Loan:
4.250%, 10/01/2019	415,801	418,745
4.250%, 10/01/2019	680,741	685,561
4.250%, 10/01/2019	5,137,353	5,173,725
Tallgrass Energy Partners LP, Senior Secured First Lien Term Loan, 4.250%, 11/13/2018	1,761,935	1,779,237
Teine Energy Ltd., Senior Secured First Lien Term Loan, 7.500%, 05/17/2019	2,722,500	2,763,338
Templar Energy LLC, Senior Secured Second Lien Term Loan, 8.000%, 11/25/2020	1,000,000	1,011,880
Utex Industries, Inc., Senior Secured First Lien Term Loan, 4.500%, 04/10/2020	804,730	808,753
W3 Co., Senior Secured First Lien Term Loan, 5.750%, 03/13/2020	1,654,099	1,662,370

		21,925,687

Environmental Industries - 2.23%
ADS Waste Holdings, Inc., Senior Secured First Lien Tranche B-2 Term Loan, 3.750%, 10/09/2019	2,529,557	2,528,671
PSC Industrial Outsourcing LP, Senior Secured First Lien Term Loan, 7.250%, 07/29/2016	3,965,494	3,987,800

		6,516,471

Forest Products and Paper - 0.47%
WS Packaging Group, Inc., Senior Secured First Lien Term Loan, 5.000%, 08/09/2019	1,368,125	1,368,980

Healthcare and Pharmaceuticals - 16.15%
Accellent, Inc., Senior Secured First Lien Term Loan, L+3.50%, 02/19/2021(b)	2,439,024	2,440,037
Alvogen Pharmaceuticals U.S., Senior Secured First Lien Term Loan, 7.000%, 05/23/2018	2,934,361	2,963,705
BSN Medical, Inc., Senior Secured First Lien Term B1 Loan, 4.000%, 08/28/2019	4,684,756	4,715,207
CHG Buyer Corp., Senior Secured First Lien Term Loan, 4.500%, 11/19/2019	738,036	740,575
Convatec, Inc. (aka Cidron Healthcare, Ltd.), Senior Secured First Lien Dollar Term Loan, 4.000%, 12/22/2016	1,657,210	1,663,425
Drumm Investors LLC (aka Golden Living), Senior Secured First Lien Term Loan, 5.000%, 05/04/2018	2,852,870	2,827,908
Ikaria Acquisition, Inc., Senior Secured First Lien Term Loan, 5.000%, 02/12/2021	3,130,435	3,156,417
Medpace, Inc., Senior Secured First Lien Term Loan, L+4.00%, 05/31/2021(b)	1,175,676	1,181,554
National Mentor Holdings, Inc., Senior Secured First Lien Initial Tranche Term B Loan, 4.750%, 01/31/2021	1,088,083	1,096,755
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 5.000%, 06/07/2019	4,116,992	4,167,157
Par Pharmaceutical Companies, Inc., Senior Secured First Lien Term B-2 Loan, 4.000%, 09/30/2019	1,402,326	1,406,217
Pharmaceutical Product Development, Inc. (Jaguar AKA PPDI), Senior Secured First Lien Term B Loan, 4.000%, 12/05/2018	2,170,908	2,180,221
PRA Holdings, Inc., Senior Secured First Lien Initial Term Loan, L+3.50%, 09/23/2020(b)	3,757,746	3,751,470
Progressive Solutions LLC, Senior Secured First Lien Initial Term Loan, 5.500%, 10/22/2020	1,395,918	1,407,700
Sheridan Holdings, Inc., Senior Secured First Lien Initial Term Loan, 4.500%, 06/29/2018	2,307,701	2,323,809
Smile Brands Group, Inc., Senior Secured First Lien Term B Loan, 7.500%, 08/16/2019	4,813,143	4,836,005
Surgery Center Holdings, Inc., Senior Secured First Lien Term Loan, 6.000%, 04/11/2019	1,902,353	1,909,487
Surgical Care Affiliates LLC, Senior Secured First Lien Class C Incremental Term Loan, 4.000%, 06/29/2018	1,985,000	1,989,963
Valeant Pharmaceuticals International, Inc., Senior Secured First Lien Series E Tranche B Term Loan, 3.750%, 08/05/2020	2,355,859	2,366,166

		47,123,778

High Tech Industries - 16.68%
Applied Systems, Inc., Senior Secured First Lien Initial Term Loan, 4.250%, 01/25/2021	1,246,875	1,253,371
Ascend Learning LLC, Senior Secured First Lien Term Loan, 6.000%, 07/31/2019	358,383	363,759
Aspect Software, Inc., Senior Secured Tranche B First Lien Term Loan, 7.000%, 05/09/2016	2,574,027	2,612,638
Blackboard, Inc., Senior Secured First Lien Term B-3 Loan, 4.750%, 10/04/2018	2,962,631	2,990,776
Blue Coat Systems, Inc., Senior Secured First Lien Term Loan, 4.000%, 05/31/2019	3,471,306	3,487,587
Dell International LLC, Senior Secured First Lien Term B Loan, 4.500%, 04/29/2020	2,493,750	2,481,019
Flexera Software, Inc., Senior Secured First Lien Term Loan, L+3.50%, 04/02/2020(b)	2,000,000	2,010,000
Freescale Semiconductor, Inc., Senior Secured First Lien Tranche B-4 Term Loan, 4.250%, 02/28/2020	993,030	999,311

	Principal Amount	Market Value
High Tech Industries (continued)
Hyland Software, Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 02/19/2021	$1,947,541	$1,969,042
Ion Trading Technologies S.A.R.L., Senior Secured First Lien Tranche B-1 Term Loan, 4.500%, 05/22/2020	2,414,497	2,424,311
Kronos, Inc. (aka Seahawk Acquisition Corp.), Senior Secured First Lien Incremental Term Loan, 4.500%, 10/30/2019	4,401,851	4,443,119
Ship Luxco 3 S.A.R.L. (aka RBS WorldPay), Senior Secured Facility B2A First Lien Term Loan, 5.250%, 11/29/2019	1,522,144	1,537,366
Sophia, L.P., Senior Secured First Lien Term B Loan, 4.500%, 07/19/2018	2,963,091	2,969,269
Technicolor S.A., Senior Secured First Lien Term A2 Facility Loan, 6.750%, 05/26/2016	560,806	570,152
Technicolor S.A., Senior Secured First Lien Term B2 Facility Loan, 7.750%, 05/26/2017	1,795,985	1,825,915
Technicolor S.A., Senior Secured First Lien Term Loan, 7.250%, 07/10/2020	3,364,706	3,422,899
The Petroleum Place, Inc., Senior Secured First Lien Term Loan, 5.000%, 10/30/2020	2,850,000	2,878,500
Vertafore, Inc., Senior Secured First Lien Term Loan, 4.250%, 10/03/2019	3,817,926	3,834,629
Vertafore, Inc., Senior Secured Second Lien Term Loan, 9.750%, 10/27/2017	3,000,000	3,056,250
Wall Street Systems Holdings, Inc., Senior Secured First Lien Term Loan, 5.750%, 10/25/2019	3,526,786	3,540,011

		48,669,924

Hotels, Gaming and Leisure - 6.75%
Alpha Topco Ltd. (Formula One), Senior Secured First Lien New Facility Term B Loan, 4.500%, 04/30/2019	3,818,807	3,850,140
Caesars Entertainment Operating Co. (fka Harrah’s/Corner Investment), Senior Secured First Lien Term B Loan, 7.000%, 10/11/2020	4,129,186	4,189,266
Caesars Entertainment Operating Co. (fka Harrah’s/Corner Investment), Senior Secured First Lien Term B-5 Loan, 4.489%, 01/28/2018	1,918,696	1,787,985
Centaur LLC, Senior Secured First Lien Term Loan, 5.250%, 02/20/2019	2,573,362	2,587,040
Corner Investment Propco LLC, Senior Secured First Lien Term B Loan, 11.000%, 11/04/2019	2,000,000	2,060,000
Mood Media Corp., Senior Secured First Lien Term Loan, 7.000%, 05/07/2018	3,289,446	3,327,489
Stadium Management Corp., Senior Secured First Lien Term Loan, L+3.50%, 02/25/2020(b)	1,882,095	1,889,152

		19,691,072

Media Advertising, Printing and Publishing - 2.43%
InfoGroup, Inc., Senior Secured First Lien Term B Loan, 8.000%, 05/28/2018	237,657	207,534
Penton Media, Inc., Senior Secured First Lien Term B Loan, 5.500%, 10/03/2019	2,388,000	2,415,462
Ship Luxco 3 S.A.R.L. (aka RBS Worldpay), Senior Secured First Lien Term B Loan, 9.500%, 03/23/2017	2,938,121	1,498,441
Southern Graphics, Inc., Senior Secured First Lien Term Loan, 4.250%, 10/17/2019	2,967,708	2,971,418

		7,092,855

Media Broadcasting and Subscription - 2.46%
Entercom Radio LLC, Senior Secured First Lien Term B-2 Loan, 4.000%, 11/23/2018	1,263,454	1,272,140
Hubbard Radio LLC, Senior Secured First Lien Tranche 1 Term Loan, 4.500%, 04/29/2019	2,679,466	2,694,538
RCN Corp., Senior Secured First Lien Term B Loan, 4.500%, 03/01/2020	1,823,015	1,839,650
Univision Communications, Inc., Senior Secured First Lien Incremental Loan, 4.000%, 03/01/2020	1,359,632	1,359,517

		7,165,845

Media Diversified and Production - 0.29%
Lion’s Gate Entertainment Corp., Senior Secured Second Lien Term Loan, 5.000%, 07/20/2020	833,333	852,083

Metals and Mining - 0.81%
McJunkin Red Man Corp., Senior Secured First Lien Term Loan, 4.750%, 11/09/2019	2,312,703	2,346,191

Retail - 10.85%
Academy Ltd., Senior Secured First Lien Initial Term Loan, 4.500%, 08/03/2018	2,929,144	2,943,804
Albertson’s LLC, Senior Secured First Lien Term B-2 Loan, 4.750%, 03/21/2019	1,150,962	1,160,313
Burlington Coat Factory Warehouse Corp., Senior Secured First Lien Term B-1 Loan, 4.250%, 02/23/2017	2,100,684	2,114,075
Container Store, Inc., Senior Secured First Lien Term B3 Loan, 4.250%, 04/08/2019	2,783,595	2,796,650
DBP Holdings Corp., Senior Secured First Lien Initial Term Loan, 5.000%, 10/11/2019	1,288,043	1,289,924
Hudson’s Bay Co., Senior Secured First Lien Term Loan, 4.750%, 11/04/2020	2,775,000	2,815,931
J. Crew Group, Inc., Senior Secured First Lien Initial Term Loan, 4.000%, 03/05/2021	4,185,978	4,182,838

	Principal Amount	Market Value
Retail (continued)
Neiman Marcus Group Ltd. LLC, Senior Secured First Lien Other Term Loan, 4.250%, 10/26/2020	$1,769,758	$1,777,678
Nine West Holdings, Inc., Senior Secured First Lien Initial Term Loan, L+3.75%, 09/05/2019(b)	1,200,000	1,207,500
Party City Holdings, Inc., Senior Secured First Lien Term Loan, 4.000%, 07/22/2019	1,052,918	1,055,077
Payless, Inc. (fka Collective Brands Finance, Inc.), Senior Secured First Lien Initial Term Loan, 5.000%, 03/11/2021	2,009,502	2,014,526
Smart & Final Stores LLC, Senior Secured First Lien Term Loan, 4.750%, 11/15/2019	3,433,138	3,442,803
Sports Authority, Inc. (aka TSA), Senior Secured First Lien Term B Loan, 7.500%, 11/16/2017	4,837,500	4,849,594

		31,650,713

Services - Business - 13.64%
4L Holdings Corp. (aka Clover Technology), Senior Secured First Lien Term Loan, 6.750%, 05/07/2018	373,493	374,271
Advantage Sales & Marketing, Inc., Senior Secured Second Lien Term Loan, 8.250%, 06/18/2018	4,714,286	4,804,164
AlixPartners LLP, Senior Secured First Lien Replacement Term B-2 Loan, 4.000%, 07/10/2020	2,932,949	2,943,493
BarBri, Inc., Senior Secured First Lien Term Loan, 5.250%, 07/17/2019	3,049,375	3,060,825
Crossmark Holdings, Inc., Senior Secured First Lien Term Loan, 4.500%, 12/20/2019	2,260,052	2,254,402
Epicor Software Corp., Senior Secured First Lien Term B-2 Loan, 4.000%, 05/16/2018	1,931,577	1,939,787
Garda World Security Corp., Senior Secured First Lien Delayed Draw Term B Loan, 4.000%, 11/06/2020	176,399	177,060
Garda World Security Corp., Senior Secured First Lien Term B Loan, 4.000%, 11/06/2020	689,559	692,144
Information Resources, Inc., Senior Secured First Lien Term Loan, 4.750%, 09/30/2020	498,857	502,185
MoneyGram Payment Systems Worldwide, Inc., Senior Secured First Lien Term B Loan, L+3.25%, 03/27/2020(b)	2,089,803	2,097,639
MPH Acquisition Holdings LLC, Senior Secured First Lien Initial Term Loan, L+3.00%, 03/19/2021	3,383,459	3,379,229
PGA Holdings, Inc. (aka Press Ganey), Senior Secured First Lien Term Loan, 4.250%, 04/20/2018	2,481,327	2,489,578
Scitor Corp., Senior Secured First Lien Term Loan, 5.000%, 02/15/2017	584,089	579,709
Sedgwick Claims Management Services, Inc., Senior Secured Second Lien Initial Term Loan, 6.750%, 02/11/2022	1,818,182	1,813,073
StoneRiver Group LP, Senior Secured First Lien Initial Term Loan, 4.500%, 11/29/2019	801,695	804,200
SurveyMonkey.com LLC, Senior Secured First Lien Term Loan, 5.500%, 02/07/2019	2,430,000	2,442,150
Trans Union LLC, Senior Secured First Lien Replacement Term Loan, L+3.00%, 03/19/2021(b)	2,289,157	2,296,310
Transaction Network Services, Senior Secured First Lien Term Loan, 5.000%, 02/14/2020	1,997,863	2,011,599
Truven Health Analytics, Inc., Senior Secured New Tranche B First Lien Term Loan, 4.500%, 06/06/2019	3,580,342	3,557,965
ValleyCrest Companies LLC, Senior Secured First Lien Initial Term Loan, 5.500%, 06/13/2019	1,567,105	1,582,776

		39,802,559

Services - Consumer - 2.32%
California Pizza Kitchen, Inc., Senior Secured First Lien Term Loan 5.250%, 03/29/2018	2,458,169	2,347,551
Knowledge Universe Education LLC, Senior Secured First Lien Term Loan, L+4.25%, 03/18/2021(b)	888,060	895,835
Monitronics International, Inc., Senior Secured First Lien Term B Loan, 4.250%, 03/23/2018	1,422,697	1,425,813
Spin Holdco, Inc. (aka Coinmach Corp.), Senior Secured First Lien Initial Term Loan, 4.250%, 11/14/2019	2,101,105	2,103,994

		6,773,193

Telecommunications - 7.80%
Avaya, Inc., Senior Secured B-3 Extended First Lien Term B-3 Loan, L+4.50%, 10/26/2017(b)	5,359,682	5,242,707
Fairpoint Communications, Inc., Senior Secured First Lien Term Loan, 7.500%, 02/14/2019	2,970,000	3,068,916
Fibertech Networks LLC (aka Firefox), Senior Secured First Lien Term Loan, 4.500%, 12/18/2019	3,055,147	3,060,890
Securus Technologies Holdings, Inc., Senior Secured First Lien Initial Term Loan, 4.750%, 04/30/2020	1,912,787	1,913,380
Syniverse Holdings, Inc., (Buccaneer Merger Sub., Inc.), Senior Secured First Lien Term Loan, 4.000%, 04/23/2019	2,879,479	2,883,668
Wide Open West Finance LLC, Senior Secured First Lien Term B Loan, 4.750%, 04/01/2019	3,704,384	3,715,386

	Principal Amount	Market Value
Telecommunications (continued)
Zayo Group LLC (Zayo Capital, Inc.), Senior Secured First Lien Term Loan, 4.000%, 07/02/2019	$2,866,557	$2,872,648

		22,757,595

Transportation Consumer - 2.45%
Lineage Logistics LLC, Senior Secured First Lien Term Loan, L+3.50%, 04/07/2021(b)	3,846,154	3,846,154
Sabre, Inc., Senior Secured First Lien Incremental Term Loan, 4.500%, 02/19/2019	1,334,205	1,336,706
Sabre, Inc., Senior Secured First Lien Term B Loan, 4.250%, 02/19/2019	1,024,305	1,025,693
US Airways, Inc., Senior Secured First Lien Term B1 Loan, 3.500%, 05/22/2019	944,882	945,326

		7,153,879

Utilities Electric - 3.54%
Atlantic Power Co., Senior Secured First Lien Term Loan, L+3.75%, 02/19/2021(b)	717,052	720,193
Empire Generating Co. LLC, Senior Secured First Lien Term B Loan, L+4.25%, 03/12/2021(b)	917,472	920,344
Empire Generating Co. LLC, Senior Secured First Lien Term C Loan, L+4.25%, 03/12/2021(b)	64,010	64,210
Moxie Liberty LLC, Senior Secured First Lien Term B-1 Loan, 7.500%, 08/21/2020	1,470,588	1,511,029
Moxie Patriot LLC, Senior Secured First Lien Term B-1 Loan, 6.750%, 12/18/2020	1,481,481	1,514,815
Panda Temple Power LLC, Senior Secured First Lien Term Loan, 7.250%, 04/03/2019	927,273	953,932
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, L+4.00%, 11/09/2020(b)	4,634,489	4,643,178

		10,327,701

Wholesale - 1.08%
Envision Pharmaceutical Services, Inc., Senior Secured First Lien Term Loan, 5.750%, 11/04/2020	3,140,600	3,154,340

TOTAL FLOATING RATE LOAN INTERESTS (Cost $405,386,526)		407,349,378

CORPORATE BONDS - 7.42%
Beverage, Food and Tobacco - 0.48%
Del Monte Foods Co., Senior Unsecured Bond, 7.625%, 01/15/2019	1,352,000	1,410,305

Containers, Packaging and Glass - 0.54%
Exopack Holdings SA, Senior Secured Bond, 7.875%, 11/01/2019(c)	500,000	532,500
Reynolds Group Holdings, Inc., Senior Unsecured Bond 5.750%, 10/15/2020	1,000,000	1,052,500

		1,585,000

Energy, Oil and Gas - 1.10%
CrownRock LP / CrownRock Finance, Inc., Senior Unsecured Bond, 7.125%, 04/15/2020(c)	3,000,000	3,195,000

Healthcare and Pharmaceuticals - 0.14%
Aurora Diagnostics Holdings LLC, Senior Unsecured Bond, 10.750%, 01/15/2018	500,000	405,000

High Tech Industries - 1.51%
Allen Systems Group, Inc., Senior Secured Bond, 10.500%, 11/15/2016(c)	3,983,000	2,230,480
Viasystems, Inc., Senior Unsecured Bond, 7.875%, 05/01/2019(c)	2,000,000	2,165,000

		4,395,480

Hotels, Gaming and Leisure - 0.80%
Carlson Wagonlit BV, Senior Unsecured Bond, 6.875%, 06/15/2019(c)	1,000,000	1,072,500
Six Flags Theme Parks, Inc., Senior Unsecured Bond, 5.250%, 01/15/2021(c)	1,250,000	1,262,500

		2,335,000

Media Broadcasting and Subscription - 0.51%
Entercom Radio LLC, Senior Unsecured Bond, 10.500%, 12/01/2019	1,300,000	1,501,500

Media Diversified and Production - 0.09%
Live Nation Entertainment, Inc., Senior Secured Bond, 7.000%, 09/01/2020(c)	250,000	274,688

	Principal Amount	Market Value
Retail - 0.36%
Chinos Acquisition Corp. (aka J. Crew Group, Inc.), Senior Unsecured Bond, 8.125%, 03/01/2019	$1,000,000	$1,043,130

Services - Consumer - 0.37%
Monitronics International, Inc., Senior Unsecured Bond, 9.125%, 04/01/2020	1,000,000	1,075,000

Telecommunications - 1.52%
Cincinnati Bell, Inc. (aka Broadwing, Inc.), Senior Unsecured Bond, 8.375%, 10/15/2020	2,043,000	2,247,300
Intelsat Jackson Holdings SA, Senior Unsecured Bond, 7.250%, 10/15/2020	2,000,000	2,177,500

		4,424,800

TOTAL CORPORATE BONDS (Cost $22,244,876)		21,644,903

Total Investments - 147.05% (Cost $427,631,402)		428,994,281

Assets in Excess of Other Liabilities - 2.35%		6,849,683

Term Preferred Shares - (16.49)%* (plus distributions payable on term preferred shares)		(48,105,954)

Senior Secured Notes - (32.91)%		(96,000,000)

Net Assets - 100.00%		$291,738,010

Amounts above are shown as a percentage of net assets as of March 31, 2014.

*	Series A Floating Rate Cumulative Term Preferred Shares, “Term Preferred Shares”.
(a)	The interest rate shown represents the rate at period end.
(b)	All or a portion of this position has not settled as of March 31, 2014. The interest rate shown represents the stated spread over the London Interbank Offered Rate (“LIBOR” or “L”) or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point LIBOR will be established.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $10,732,668, which represents approximately 3.68% of net assets as of March 31, 2014.

See Notes to Quarterly Portfolio of Investments.

Blackstone / GSO Senior Floating Rate Term Fund

Notes to Quarterly Portfolio of Investments

March 31, 2014 (Unaudited)

NOTE 1. ORGANIZATION

Blackstone / GSO Senior Floating Rate Term Fund (the “Fund” or “BSL”) is a non-diversified, closed-end management investment company. BSL was organized as a Delaware statutory trust on March 4, 2010. BSL was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on March 5, 2010. BSL commenced operations on May 26, 2010. Prior to that date, BSL had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in the Fund to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as BSL’s investment adviser. BSL’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BSL.”

Absent shareholder approval to extend the term of BSL, the Fund will dissolve on or about May 31, 2020. Upon dissolution, BSL will distribute substantially all of its net assets to shareholders, after making appropriate provision for any liabilities. Pursuant to BSL’s Amended and Restated Agreement and Declaration of Trust (the “Declaration of Trust”), prior to the date of dissolution a majority of the Board of Trustees, with the approval of a majority of the shareholders entitled to vote (as defined in the 1940 Act) may extend the life of the Fund. If approved, the dissolution date of the Fund may be extended by a period of two years or such shorter time as may be determined. However, the dissolution date of the Fund may be extended an unlimited number of times.

BSL’s primary investment objective is to seek high current income, with a secondary objective to seek preservation of capital, consistent with its primary goal of high current income. Under normal market conditions, at least 80% of the BSL’s assets will be invested in senior secured, floating rate loans (“Senior Loans” together with second lien secured loans and unsecured loans, “Loans”).

BSL is classified as “non-diversified” under the 1940 Act. As a result, BSL can invest a greater portion of its assets in obligations of a single issuer than a “diversified” fund. BSL may therefore be more susceptible than a diversified fund to being adversely affected by any single corporate, economic, political, or regulatory occurrence.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material.

Portfolio Valuation: BSL’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BSL’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Corporate bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees.

Various inputs are used to determine the value of BSL’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The valuation techniques used by the Fund to measure fair value during the period ended March 31, 2014 maximized the use of observable inputs and minimized the use of unobservable inputs. The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instruments and does not necessarily correspond to BSL’s perceived risk of investing in those securities.

The following table summarizes the valuation of the BSL’s investments under the fair value hierarchy levels as of

March 31, 2014:

Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Floating Rate Loan Interests
Aerospace and Defense	$–	$7,873,044	$2,933,311	$10,806,355
Automotive	–	6,385,839	861,014	7,246,853
Banking, Finance and Real Estate	–	13,861,024	1,575,738	15,436,762
Capital Equipment	–	5,637,532	3,877,424	9,514,956
Chemicals, Plastics and Rubber	–	8,582,972	4,077,542	12,660,514
Containers, Packaging and Glass	–	7,103,851	6,141,955	13,245,806
Energy Electricity	–	3,088,569	2,035,821	5,124,390
Energy, Oil and Gas	–	19,162,349	2,763,338	21,925,687
Healthcare and Pharmaceuticals	–	41,069,032	6,054,746	47,123,778
High Tech Industries	–	41,168,786	7,501,138	48,669,924
Media Advertising, Printing and Publishing	–	2,622,996	4,469,859	7,092,855
Media Diversified and Production	–	–	852,083	852,083
Services - Business	–	28,260,730	11,541,829	39,802,559
Transportation Consumer	–	3,307,725	3,846,154	7,153,879
Utilities Electric	–	7,301,857	3,025,844	10,327,701
Other	–	150,365,276	–	150,365,276
Corporate Bonds	–	21,644,903	–	21,644,903

Total	$–	$367,436,485	$61,557,796	$428,994,281

*Refer to the Fund’s Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BSL has used Level 3 inputs to determine the fair value are as follows:

Investments in Securities	Floating Rate Loan Interests	Total

Balance as of December 31, 2013	$45,333,886	$45,333,886
Accrued discount/ premium	7,421	7,421
Realized Gain/(Loss)	66,387	66,387
Change in Unrealized Appreciation/(Depreciation)	(63,739)	(63,739)
Purchases	15,875,488	15,875,488
Sales Proceeds	(5,005,831)	(5,005,831)
Transfer into Level 3	18,822,392	18,822,392
Transfer out of Level 3	(13,478,208)	(13,478,208)

Balance as of March 31, 2014	$61,557,796	$61,557,796

Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2014	$230,928	$230,928

Information about Level 3 fair value measurements as of March 31, 2014:

	Fair Value at 3/31/14	Valuation Technique(s)	Unobservable Input(s)
Floating Rate Loan Interests	$61,557,796	Third-party vendor pricing service	Vendor quotes

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR FLOATING RATE LOANS

BSL defines “Senior Loans” as first lien senior secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships and other business entities (“Borrowers”), which operate in various industries and geographical regions. Under normal market conditions, at least 80% of BSL’s Managed Assets (defined below) will be invested in Senior Loans. BSL defines Managed Assets as total assets (Including any assets attributable to any leverage used) minus the sum of BSL’s accrued liabilities (other than liabilities incurred for any leverage). At March 31, 2014, 88.92% of BSL’s Managed Assets were held in Senior Loans.

Senior Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior unsecured or senior secured obligations of the Borrower. At March 31, 2014, BSL had invested $19,812,924 in second lien secured loans. Second lien secured loans are not considered Senior Loans for BSL.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BSL typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of their issuers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BSL, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty and Liquidity Sub-Committee of the Adviser. The factors considered by the Counterparty and Liquidity Sub-Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty and Liquidity Sub-Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BSL may acquire Loans through assignments or participations. BSL typically acquires these Loans through assignment, and if BSL acquires a Loan through participation, will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the purchaser’s rights can be more restricted than those of the assigning institution, and BSL may not be able to unilaterally enforce all rights and remedies under the Loan and with regard to any associated collateral. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in a typical situation when BSL must acquire a Loan through a participation. BSL had no outstanding participations as of March 31, 2014.

NOTE 4. UNREALIZED APPRECIATION/(DEPRECIATION)

On March 31, 2014 based on cost of $427,631,402 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $5,626,434 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,263,555, resulting in net unrealized appreciation of $1,362,879.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Senior Floating Rate Term Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2014

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2014

By:	/s/ Eric Rosenberg
Eric Rosenberg (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2014